Treasury Shares (Details) - USD ($)			12 Months Ended
	Jun. 29, 2022	Jul. 07, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury Shares
Total consideration of share repurchased				$ 3,976,681	$ 2,361,576
Treasury shares			1	1
2021 Share Repurchase Program
Treasury Shares
Share repurchase program authorized amount		$ 20,000,000
Term of share repurchase program (in months)		12 months
2022 Share Repurchase Program
Treasury Shares
Share repurchase program authorized amount	$ 10,000,000
Term of share repurchase program (in months)	12 months
American depositary shares
Treasury Shares
Repurchased shares retired (in shares)				1,285,604	160,880
Treasury shares			1	1
American depositary shares | 2021 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)				1,170,446	236,139
Total consideration of share repurchased				$ 3,904,399	$ 2,361,576
American depositary shares | 2022 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)				39,900
Total consideration of share repurchased				$ 72,282
Ordinary shares
Treasury Shares
Repurchased shares retired (in shares)			0	1,607,005	201,100
Treasury shares			1	1
Ordinary shares | 2021 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)				1,463,057	295,174
Ordinary shares | 2022 Share Repurchase Program
Treasury Shares
Shares repurchased (in shares)			0	49,875